GOODWILL (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 1,021	$ 931
United Kingdom and Ireland
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	827	754
South Korea
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 193	$ 177